Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Common stock		Preferred Stock	Additional paid in capital		Currency translation adjustments	Accumulated deficit	Total
Balance at Dec. 31, 2016	$ 383		$ 309	$ 13,500		$ (1,839)	$ (9,543)	$ 2,810
Balance, shares at Dec. 31, 2016	3,390,733		3,059,730
Issuance of Common Stock in connection with conversion of notes in 2016	$ 13			(13)
Issuance of Common Stock in connection with conversion of notes in 2016, shares	118,611
Issuance of Preferred Stock Series B for cash consideration of $8,249 net of $519 issuance costs			$ 156	7,574				7,730
Issuance of Preferred Stock Series B for cash consideration of $8,249 net of $519 issuance costs, shares			1,373,804
Stock based compensation				121				121
Other comprehensive gain						336		336
Net loss							(2,504)	(2,504)
Balance at Dec. 31, 2017	$ 396		$ 465	21,182		(1,503)	(12,047)	8,493
Balance, shares at Dec. 31, 2017	3,509,344		4,433,534
Exercise of Options		[1]			[1]				[1]
Exercise of Options, shares	61
Issuance of Preferred Stock Series C for cash consideration of $5,350 net of $156 issuance costs			$ 59	5,135				5,194
Issuance of Preferred Stock Series C for cash consideration of $5,350 net of $156 issuance costs, shares			525,171
Stock based compensation				1,009				1,009
Other comprehensive gain						(748)		(748)
Net loss							(4,242)	(4,242)
Balance at Dec. 31, 2018	$ 396		$ 524	27,326		(2,251)	(16,289)	9,706
Balance, shares at Dec. 31, 2018	3,509,405		4,958,705
Conversion of Preferred Shares to Ordinary Shares	$ 605		$ (524)	(81)
Conversion of Preferred Shares to Ordinary Shares, shares	5,479,547		(4,958,705)
Issuance of shares upon exercise of warrants	$ 2			247				249
Issuance of shares upon exercise of warrants, shares	20,348
Issuance of shares for cash consideration of $8,362 net of $655 issuance costs	$ 76			7,631				7,707
Issuance of shares for cash consideration of $8,362 net of $655 issuance costs, shares	682,631
Shares issued in conjunction with share option exercise	$ 25			574				599
Shares issued in conjunction with share option exercise, shares	221,641
Issuance of shares in connection with the merger	$ 47			597				644
Issuance of shares in connection with the merger, shares	420,554
Stock based compensation				810				810
Other comprehensive gain						951		951
Net loss							(9,384)	(9,384)
Balance at Dec. 31, 2019	$ 1,151			$ 37,104		$ (1,300)	$ (25,673)	$ 11,282
Balance, shares at Dec. 31, 2019	10,334,126

[1]	Less than $1